Shareholders' Equity - Reconciliation of Transactions Affecting Accumulated Other Comprehensive Income (Loss) Included in Shareholders' Equity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	$ (1,404)	$ (1,535)	$ (1,019)
Revaluation of tax related balances	(300)
Changes in unrealized gains and losses	(656)	178	(858)
Changes in unrealized gains and losses	39	(5)	74
Changes in unrealized gains and losses	(302)	(41)	(255)
Changes in unrealized gains and losses	(919)	132	(1,039)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale			(1)
Foreign currency translation adjustment	3	(2)	(28)
Reclassification to earnings of realized gains and losses	93	77	247
Applicable income taxes	205	(76)	305
Balance at end of period	(2,322)	(1,404)	(1,535)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(69)	(71)	(43)
Revaluation of tax related balances	(13)
Foreign currency translation adjustment	3	(2)	(28)
Applicable income taxes	(5)	4
Balance at end of period	(84)	(69)	(71)
Unrealized Gains (Losses) on Retirement Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(1,066)	(1,113)	(1,056)
Revaluation of tax related balances	(229)
Changes in unrealized gains and losses	(302)	(41)	(255)
Reclassification to earnings of realized gains and losses	137	117	163
Applicable income taxes	42	(29)	35
Balance at end of period	(1,418)	(1,066)	(1,113)
Unrealized Gains (Losses) on Derivative Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	71	55	(67)
Revaluation of tax related balances	15
Changes in unrealized gains and losses	39	(5)	74
Reclassification to earnings of realized gains and losses	(5)	30	124
Applicable income taxes	(8)	(9)	(76)
Balance at end of period	112	71	55
Unrealized Gains (Losses) on Investment Securities Transferred From Available For Sale to Held To Maturity [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	17	25	36
Revaluation of tax related balances	4
Reclassification to earnings of realized gains and losses	(9)	(13)	(18)
Applicable income taxes	2	5	7
Balance at end of period	14	17	25
Unrealized Gains (Losses) on Investment Securities Available-For-Sale [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(357)	(431)	111
Revaluation of tax related balances	(77)
Changes in unrealized gains and losses	(656)	178	(858)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale			(1)
Reclassification to earnings of realized gains and losses	(30)	(57)	(22)
Applicable income taxes	174	(47)	339
Balance at end of period	$ (946)	$ (357)	$ (431)